Document and Entity Information	Aug. 30, 2020
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001662524
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	Aug. 30, 2020
Entity Registrant Name	Akcea Therapeutics, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-38137
Entity Tax Identification Number	47-2608175
Entity Address, Address Line One	22 Boston Wharf Road
Entity Address, Address Line Two	9th Floor
Entity Address, City or Town	Boston
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02210
City Area Code	(617)
Local Phone Number	207-0202
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock
Trading Symbol	AKCA
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false